Income tax and social contribution - Reconciliation of income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax and contribution [Abstract]
Accounting profit	R$ 109,041	R$ 232,784	R$ 176,002
Tax expense (income) at applicable tax rate	(37,074)	(79,147)	(59,841)
Equity in net income of subsidiaries	0	10,671	0
Tax effect of tax losses	4,424	(16,434)	(8,987)
Tax effect of foreign tax rates	(45,742)	18,212	38,571
Tax effect from change in tax rate	(25,414)	(13,115)	(4,061)
Other tax effects for reconciliation between accounting profit and tax expense (income)	11,941	34,903	(3,542)
Tax expense (income)	R$ (91,865)	R$ (44,910)	R$ (37,860)
Average effective tax rate	84.20%	19.30%	21.50%
Applicable tax rate	34.00%